LEASES - Future Undiscounted Cash Flows (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
LEASES
2025	$ 1,343
2026	1,237
2027	854
2028	340
2029	255
Total	4,029
Discount factor	(273)
Total lease liabilities	3,756	$ 2,344
Amounts due within 12 months	1,221	728
Non-current lease liability	$ 2,535	$ 1,616